Share-based compensation (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 14, 2014 shares
Share-Based Compensation [Line Items]
Share based compensation expense | $		$ 107,719	$ 102,843	$ 100,162
Equity Incentive Plan 2012
Share-Based Compensation [Line Items]
Equity awards available for grants (in shares)					8,064,081
Equity Incentive Plan 2014
Share-Based Compensation [Line Items]
Equity awards available for grants (in shares)					4,500,000
NV Equity Plan
Share-Based Compensation [Line Items]
Restricted stock units convertible to common shares, conversion ratio	1
NV Equity Plan | Time Based and Performance Based Restricted Stock Units And Restricted Stocks [Member]
Share-Based Compensation [Line Items]
Overlap of equity awards vested and expected to vest included in shares outstanding (in shares)		6,500,000
NV Equity Plan | Minimum [Member]
Share-Based Compensation [Line Items]
Equity award vesting period		3 years
NV Equity Plan | Maximum [Member]
Share-Based Compensation [Line Items]
Equity award vesting period		5 years